Schedule of Investments

June 30, 2022 (Unaudited)

Intrepid Income Fund

	Principal Amount	Value
BANK LOANS - 21.36%
Health Care - 13.98%
Gage Growth Corp. 10.500%, 11/30/2022 (a)	$12,000,000	$12,232,500
VCP23, LLC 7.000%, 04/30/2024 (a)	9,000,000	8,370,000
Verano Holdings Corp.
8.500%, 08/28/2023 (a)(b)	9,000,000	8,832,600
8.500%, 04/28/2023 (a)(b)	5,500,000	5,462,600
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/30/2023 (b)(c)	5,000,000	4,934,500

		39,832,200

Household & Personal Products - 7.38%
Ascend Wellness Holdings, Inc. 9.500%, 08/27/2025 (a)	5,000,000	4,787,500
Devi Holdings, Inc. 11.750%, 05/08/2024 (a)	7,500,000	7,412,250
Shryne Group, Inc. 13.250%, 05/26/2026 (a)(b)	9,000,000	8,820,000

		21,019,750

TOTAL BANK LOANS (Cost $61,213,807)		60,851,950

CONVERTIBLE BONDS - 11.20%
Capital Goods - 4.39%
Battle Motors, Inc. 6.500%, 11/24/2024	12,500,000	12,500,000

Diversified Financials - 4.06%
EZCORP, Inc. 2.375%, 05/01/2025	13,000,000	11,576,500

Media & Entertainment - 1.98%
WildBrain Ltd. 5.875%, 09/30/2024 (d)	7,500,000	5,651,802

Telecommunication Services - 0.77%
Liberty Latin America Ltd. 2.000%, 07/15/2024 (d)	2,500,000	2,176,563

TOTAL CONVERTIBLE BONDS (Cost $32,437,539)		31,904,865

CORPORATE BONDS - 66.24%
Broadcasting (except Internet) - 2.68%
DISH DBS Corp. 5.875%, 11/15/2024	9,000,000	7,635,780

Clothing and Clothing Accessories Stores - 1.37%
Abercrombie & Fitch Management Co. 8.750%, 07/15/2025 (e)	4,000,000	3,902,720

Commercial & Professional Services - 2.01%
IAA, Inc. 5.500%, 06/15/2027 (e)	200,000	185,211
Intrado Corp. 5.375%, 07/15/2022 (e)	3,860,000	3,865,327
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (b)(e)	1,721,000	1,688,000

		5,738,538

Consumer Durables & Apparel - 3.27%
LGI Homes, Inc. 4.000%, 07/15/2029 (e)	2,400,000	1,795,032
Vista Outdoor, Inc. 4.500%, 03/15/2029 (e)	9,795,000	7,508,868

		9,303,900

Consumer Services - 0.54%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (e)	1,606,000	1,548,071

Diversified Financials - 3.09%
AFC Gamma, Inc. 5.750%, 05/01/2027 (e)	10,000,000	8,790,397

Energy - 11.18%
Bristow Group, Inc. 6.875%, 03/01/2028 (e)	10,550,000	9,284,279
Buckeye Partners LP 4.350%, 10/15/2024	8,475,000	7,978,101
CVR Energy, Inc. 5.250%, 02/15/2025 (e)	7,235,000	6,630,325
DCP Midstream LP 7.375% (3 Month LIBOR USD + 5.148%), 06/15/2023 (c)	9,075,000	7,967,737

		31,860,442

Food & Staples Retailing - 5.91%
Fresh Market, Inc. 9.750%, 05/01/2023 (e)	16,850,000	16,850,000

Food, Beverage & Tobacco - 1.60%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (e)	5,110,000	4,548,641

Media & Entertainment - 2.30%
Rackspace Technology Global, Inc. 5.375%, 12/01/2028 (e)	10,106,000	6,554,226

Personal and Laundry Services - 1.47%
ANGI Group LLC 3.875%, 08/15/2028 (e)	5,500,000	4,196,550

Pharmaceuticals, Biotechnology & Life Sciences - 8.50%
Ayr Wellness, Inc. 12.500%, 12/10/2024 (d)	9,000,000	9,352,534
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (d)	3,486,000	3,481,337
8.000%, 10/06/2026 (d)	12,000,000	11,381,100

		24,214,971

Rental and Leasing Services - 3.63%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (e)	13,350,000	10,346,250

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.09%
Atento Luxco 1 SA 8.000%, 02/10/2026 (d)(e)	16,277,000	11,640,384

Support Activities for Mining - 11.16%
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (e)	10,000,000	9,476,550
Ensign Drilling, Inc. 9.250%, 04/15/2024 (d)(e)	11,700,000	11,079,373
Exterran Energy Solutions LP 8.125%, 05/01/2025	11,850,000	11,244,110

		31,800,033

Telecommunication Services - 3.44%
Cincinnati Bell Telephone Co LLC 6.300%, 12/01/2028	2,728,000	2,451,817
Linkem S.P.A 6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (c)(d)	7,000,000	7,352,236

		9,804,053

TOTAL CORPORATE BONDS (Cost $208,161,255)		188,734,956

	Shares
SHORT-TERM INVESTMENT - 0.00%
Money Market Fund - 0.00%
STIT - Treasury Portfolio - Institutional Class, 0.010% (f)	305	305

TOTAL SHORT-TERM INVESTMENT (Cost $305)		305

Total Investments (Cost $301,812,906) - 98.80%		281,492,076
Other Assets in Excess of Liabilities - 1.20%		3,423,001

TOTAL NET ASSETS - 100.00%		$284,915,077

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.

(b)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of June 30, 2022 was $28,049,700, which represented 9.84% of net assets.

(c)	Variable Rate Security. The rate listed is as of June 30, 2022.
(d)	Foreign Issued Security.

(e)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2022, the value of these investments was $119,890,205, or 42.08% of total net assets.

(f)	Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts

June 30, 2022 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
State Street Bank	10/03/2022	USD	6,165,340	CAD	7,720,313	$166,601
State Street Bank	08/09/2022	USD	7,429,900	EUR	7,046,667	24,373

						$190,974

USD - U.S. Dollar

CAD - Canadian Dollar

EUR - European Euro